SAFEs (Details) - USD ($) $ in Thousands		1 Months Ended
	Oct. 30, 2020	Feb. 28, 2021
SAFEs (Details) [Line Items]
Simple agreement for future equity notes payable, current	$ 30,000	$ 30,000
Price per share in calculation for conversion into temporary equity	$ 30
Percentage of price per share in calculation for conversion into temporary equity	80.00%
Proceeds from the conversion of SAFE notes		620,000
Series A Preferred Stock [Member]
SAFEs (Details) [Line Items]
Proceeds from the conversion of SAFE notes		$ 600
Shares of preferred stock (in Shares)		76,471